General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Regulatory Assets and Liabilities [Table Text Block]
Our current and noncurrent regulatory asset and liability balances for the years ended December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
	(Millions)
Current assets reported within Other current assets	$84	$81
Noncurrent assets reported within Regulatory assets, deferred charges, and other	305	289
Total regulated assets	$389	$370

Current liabilities reported within Other accrued liabilities	$4	$11
Noncurrent liabilities reported within Regulatory liabilities, deferred income, and other	409	349
Total regulated liabilities	$413	$360